Statements of Changes in (Deficiency) Equity	CAD ($)	Number of Common Shares CAD ($) shares	Number of Common Shares USD ($) shares	Share based payments reserve CAD ($)	Investment revaluation reserve CAD ($)	Shares warrants reserve CAD ($)	Shares warrants reserve USD ($)	Retained Earnings (Accumulated Deficit) CAD ($)
Balance, shares at Mar. 31, 2021 | shares		180,602,894	180,602,894
Balance, amount at Mar. 31, 2021	$ 26,936	$ 64,744,721		$ 2,262,652	$ (612,677)	$ 3,220,107		$ (69,587,867)
Statement [Line Items]
Net loss for the year	(363,812)	0		0	0	0		(363,812)
Other comprehensive loss for the year	(715,125)	0		0	(715,125)	0		0
Total comprehensive loss	(1,078,937)	$ 0		0	(715,125)	0		(363,812)
Shares issued through exercise of warrants, shares | shares		6,000,000	6,000,000
Shares issued through exercise of warrants, amount	300,000	$ 484,200		0	0	(184,200)		0
Equity-settled share-based compensation	123,578	$ 0		123,578	0	0		0
Balance, shares at Mar. 31, 2022 | shares		186,602,894	186,602,894
Balance, amount at Mar. 31, 2022	(628,423)	$ 65,228,921		2,386,230	(1,327,802)	3,035,907		(69,951,679)
Statement [Line Items]
Net loss for the year	(32,583)	0		0	0	0		(32,583)
Other comprehensive loss for the year	(167,890)	0		0	(167,890)	0		0
Total comprehensive loss	(200,473)	0		0	(167,890)	0		(32,583)
Equity-settled share-based compensation	264,260	0		264,260	0	0		0
Issuance of share purchase warrants	99,191	$ 0		0	0	99,191		0
Balance, shares at Mar. 31, 2023 | shares		186,602,894	186,602,894
Balance, amount at Mar. 31, 2023	(465,445)	$ 65,228,921	$ 65,228,921	2,650,490	(1,495,692)	3,135,098	$ 3,135,098	(69,984,262)
Statement [Line Items]
Net loss for the year	(43,450)	0		0	0	0		(43,450)
Other comprehensive loss for the year	(97,698)	0		0	(97,698)	0		0
Total comprehensive loss	(141,148)	0		0	(97,698)	0		(43,450)
Equity-settled share-based compensation	425,460	$ 0		425,460	0	0		0
Issuance of common shares pursuant to property agreement, shares | shares		100,000	100,000
Issuance of common shares pursuant to property agreement, amount	7,500	$ 7,500		0	0	0		0
Issuance of common shares pursuant to a non-flow-through private placement, shares | shares		9,615,385	9,615,385
Issuance of common shares pursuant to a non-flow-through private placement, amount	769,231	$ 769,231		0	0	0		0
Issuance of common shares pursuant to a flow-through private placement, shares | shares		15,384,615	15,384,615
Issuance of common shares pursuant to a flow-through private placement, amount	2,000,000	$ 2,000,000		0	0	0		0
Flow-through share premium liability	(769,231)	$ (769,231)		0	0	0		0
Balance, shares at Mar. 31, 2024 | shares		211,702,894	211,702,894
Balance, amount at Mar. 31, 2024	$ 1,826,367	$ 67,236,421		$ 3,075,950	$ (1,593,390)	$ 3,135,098		$ (70,027,712)